Other disclosures (Tables)	12 Months Ended
Dec. 31, 2021
Other Disclosures
Maximum potential amount of future payments

As required, the “maximum potential amount of future payments” represents the notional amounts that could be considered as a loss if there were a total default by the guaranteed parties, without consideration of possible recoveries from collateral held or pledged, or recoveries under recourse provisions. There is no relationship between these amounts and probable losses on these guarantees. In fact, "maximum potential amount of future payments" significantly exceeds inherent losses.

Thousand of reais	2021	2020	2019

Maximum potential amount of future payments

Contingent liabilities
Guarantees and other sureties	49,391,839	45,930,486	41,870,332
Financial guarantees	33,192,559	32,477,336	29,397,344
Performance guarantees	1,167,603	989,979	1,009,367
Financial letters of credit	14,990,887	12,407,888	11,387,788
Other	40,790	55,283	75,833
Other contingent exposures	4,028,516	2,351,530	2,442,235
Documentary Credits	4,028,516	2,351,530	2,442,235
Total Contingent Liabilities	53,420,355	48,282,016	44,312,567

Commitments
Loan commitments drawable by third parties (1)	145,958,258	131,706,433	125,876,671
Total Commitments	145,958,258	131,706,433	125,876,671

Total	199,378,613	179,988,449	170,189,238
(1)	Includes the approved limits and unused overdraft, credit card and others.

The funds managed by Banco Santander not recorded in the balance sheet are as follows:

The funds managed by Banco Santander not recorded in the balance sheet are as follows:

Thousand of reais	2021	2020	2019

Funds under management	2,770,684	2,716,477	2,034,999
Managed Funds	192,927,475	191,873,169	230,199,261
Total	195,698,159	194,589,646	232,234,260

The breakdown, by maturity, of the balances of certain items in the consolidated balance sheets is as follows:

The breakdown, by maturity, of the balances of certain items in the consolidated balance sheets is as follows:

							2021
							Thousand of reais
	On Demand	Up to 3 Months	3 to 12 Months	1 to 3 Years	3 to 5 Years	After 5 Years	Total
Assets:
Cash and balances with the Brazilian Central Bank	15,430,680	1,226,521	-	-	-	-	16,657,201
Debt instruments	1,612,213	119,780,229	20,352,554	5,834,524	38,904,369	38,728,334	225,212,223
Equity instruments	-	-	-	-	-	2,527,504	2,527,504
Loans and amounts due from credit institutions	80,355,763	2,717,359	1,748,733	10,827,639	15,057	203	95,664,754
Loans and advances to customer	70,399,332	82,203,458	84,986,074	152,608,938	31,902,231	42,744,009	464,844,042
Derivatives	-	8,667,809	2,836,098	1,645,538	5,989,792	2,000,686	21,139,923
Total	167,797,988	214,595,376	109,923,459	170,916,639	76,811,449	86,000,736	826,045,647

							2021
							Thousand of reais
	On Demand	Up to 3 Months	3 to 12 Months	1 to 3 Years	3 to 5 Years	After 5 Years	Total
Liabilities:
Financial liabilities at amortized cost:
Deposits from credit institutions(1)	10,052,363	60,636,478	39,748,331	6,681,493	1,656,909	2,230,335	121,005,909
Customer deposits(1)	86,051,583	79,687,549	56,178,087	163,641,875	83,326,774	75,201	468,961,069
Marketable debt securities (1)	-	28,052,200	5,038,906	35,844,265	9,341,229	760,192	79,036,792
Debt Instruments Eligible to Compose Capital	-	5,552,801	-	14,088,607	-	-	19,641,408
Other financial liabilities	3,935,498	10,732,613	19,132,399	35,107,790	-	-	68,908,300
Short positions	-	12,780,559	-	-	-	-	12,780,559
Derivatives	641,571	7,239,697	2,503,888	9,117,265	3,773,251	1,343,309	24,618,981
Total	100,681,015	204,681,897	122,601,611	264,481,295	98,098,163	4,409,037	794,953,018
Difference (assets less liabilities)	67,116,973	9,913,479	(12,678,152)	(93,564,656)	(21,286,714)	81,591,699	31,092,629

							2020
							Thousand of reais
	On Demand	Up to 3 Months	3 to 12 Months	1 to 3 Years	3 to 5 Years	After 5 Years	Total
Assets:
Cash and balances with the Brazilian Central Bank	7,373,662	12,775,063	-	-	-	-	20,148,725
Debt instruments	432,579	13,195,527	33,903,698	64,225,680	70,182,705	48,162,275	230,102,464
Equity instruments	-	-	-	-	-	2,329,361	2,329,361
Loans and amounts due from credit institutions	57,722,384	2,777,562	36,783,150	15,155,444	363,135	48,101	112,849,776
Loans and advances to customer	29,385,631	80,281,579	93,750,065	98,550,271	47,160,700	44,639,790	393,768,036
Derivatives	-	14,558,434	1,994,418	4,103,735	1,869,509	3,721,418	26,247,514
Total	94,914,256	123,588,165	166,431,331	182,035,130	119,576,049	98,900,945	785,445,876

Liabilities:
Financial liabilities at amortized cost:
Deposits from credit institutions(1)	-	83,922,876	43,315,412	3,764,159	-	654,516	131,656,962
Customer deposits(1)	85,433,287	139,191,140	121,804,752	62,768,886	36,578,335	37,572	445,813,972
Marketable debt securities(1)	-	8,815,410	18,736,230	28,158,133	747,340	418,401	56,875,514
Debt Instruments Eligible to Compose Capital	-	220,425	-	12,899,235	-	-	13,119,660
Other financial liabilities	23,352	21,858,532	20,730,398	17,203,162	4,787	2,452	59,822,683
Short positions	-	45,807,946	-	-	-	-	45,807,946
Derivatives	-	2,046,924	1,973,701	5,387,607	7,744,145	12,204,455	29,356,832
Total	85,456,639	301,863,252	206,560,493	130,181,182	45,074,607	13,317,396	782,453,569
Difference (assets less liabilities)	9,457,617	(178,275,087)	(40,129,162)	51,853,948	74,501,441	85,583,548	2,992,307

							2019
							Thousand of reais
	On Demand	Up to 3 Months	3 to 12 Months	1 to 3 Years	3 to 5 Years	After 5 Years	Total
Assets:
Cash and balances with the Brazilian Central Bank	6,549,535	13,577,829	-	-	-	-	20,127,364
Debt instruments	7,747,516	1,174,094	22,926,088	45,058,398	35,118,355	61,307,478	173,331,929
Equity instruments	-	-	-	-	-	2,358,229	2,358,229
Loans and amounts due from credit institutions	69,135,371	1,943,291	21,064,571	14,525,161	2,411,265	153,469	109,233,128
Loans and advances to customer	9,451,762	84,839,695	43,180,508	89,624,089	34,092,967	65,510,459	326,699,480
Derivatives	6,806,370	1,893,308	2,649,730	1,921,248	1,950,678	3,599,566	18,820,900
Total	99,690,554	103,428,217	89,820,897	151,128,896	73,573,264	132,929,201	650,571,030

Liabilities:
Financial liabilities at amortized cost:
Deposits from credit institutions(1)	390,626	16,584,181	49,097,816	25,655,631	4,877,076	2,666,086	99,271,415
Customer deposits(1)	69,048,756	130,872,214	76,244,908	43,395,748	16,923,318	29,654	336,514,597
Marketable debt securities(1)	-	10,675,356	695,071	37,268,809	3,900,484	21,162,755	73,702,474
Debt Instruments Eligible to Compose Capital	-	170,939	-	10,005,022	-	-	10,175,961
Other financial liabilities	10,334	24,360,724	14,509,911	16,678,725	4,717	1,543	55,565,954
Financial liabilities held for trading:
Short positions	-	4,748,545	1,554,274	1,256,416	3,747,700	12,528,718	23,835,653
Derivatives	6,776,746	4,345,286	406,383	3,071,989	2,502,040	3,702,699	20,805,143
Total	76,226,462	191,757,244	142,508,362	137,332,340	31,955,334	40,091,454	621,496,030
Difference (assets less liabilities)	23,464,093	(88,329,028)	(52,687,465)	13,796,556	41,617,931	92,837,747	30,699,834

(1)	Includes obligations which may be subject to early payment, being: demand and time deposits, repurchase agreements with clients, LCI and LCA.

The main foreign currency balances in the consolidated financial statements, based on the nature of the related items, are as follows:

The main foreign currency balances in the consolidated financial statements, based on the nature of the related items, are as follows:

Equivalent Value in Thousand of Reais	2021		2020		2019
	Assets	Liabilities	Assets	Liabilities	Assets	Liabilities

Cash and reserves at the Central Bank of Brazil	10,851,016	-	15,835,124	-	15,359,225	-
Financial ssets/liabilities measured at fair value through profit or loss held for trading	2,587,588	21,784,041	27,012,315	7,867,168	3,349,879	3,210,360
Financial assets measured at fair value through other comprehensive income	17,102,273	-	17,062,156	-	20,386,034	-
Financial assets/liabilities measured at amortized cost	70,283,097	86,184,330	52,002,476	118,142,613	68,996,884	44,140,284
Total	100,823,974	107,968,371	111,912,070	126,009,781	108,092,022	47,350,644

The total of the future minimum payments of non-cancellable operating leases is shown below:

The total of the future minimum payments of non-cancellable operating leases is shown below:

	2021	2020	2019

Up to 1 Year	715,576	670,619	651,207
Between1 to 5 Years	1,420,853	1,607,995	1,492,289
More than 5 Years	181,417	171,420	147,125
	2,317,846	2,450,034	2,290,621

Prospectus for loss estimation

To estimate the expected loss, Santander Brasil uses prospective information. Three macroeconomic scenarios are considered, being Base, Pessimistic and Optimistic scenarios. For the elaboration of the methodology, the 5-year evolution of the following main macroeconomic indicators was considered:

	Pessimistic Scenarios					Base Scenarios					Optimistic Scenarios

Variables	2021	2022	2023	2024	2025	2021	2022	2023	2024	2025	2021	2022	2023	2024	2025
Interest rate	7.3%	14.3%	13.0%	13.0%	13.0%	7.3%	7.3%	6.5%	6.5%	6.5%	7.3%	5.5%	5.5%	4.0%	4.0%
Unemployment	14.4%	16.3%	18.2%	18.5%	18.2%	14.4%	13.8%	12.9%	12.1%	11.3%	14.4%	11.4%	9.1%	8.5%	7.9%
Housing Prices	9.0%	2.2%	2.2%	2.1%	2.0%	9.0%	9.2%	9.0%	8.6%	8.3%	9.0%	13.8%	13.4%	12.9%	12.5%
GDP growth	5.6%	-3.5%	-2.0%	0.2%	0.2%	5.6%	2.7%	2.2%	2.0%	2.0%	5.6%	6.5%	4.0%	4.0%	4.0%
Income Commitment	31.7%	38.2%	38.9%	39.1%	38.9%	31.7%	32.7%	34.6%	35.1%	35.6%	31.7%	29.1%	29.2%	29.3%	29.1%

Macroeconomic scenario

In the process of estimating the expected loss, a weight is assigned to each scenario, with greater relevance being attributed to the base scenario (80%), while lower weights are attributed to the pessimistic (10%) and optimistic (10%) scenarios . The weights assigned to the scenarios in the last 3 years are as follows:

Macroeconomic scenario

Ponderations	2021	2020	2019
Pessimistic Scenarios	10%	10%	10%
Base Scenarios	80%	80%	80%
Optimistic Scenarios	10%	10%	10%